As filed with the Securities and Exchange Commission on August 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

630-637-2724
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.7%
Advertising Agencies - 1.1%
The Interpublic Group of Companies, Inc.	10,419	$151,596
Airlines - 1.9%
Alaska Air Group, Inc. *	2,524	131,248
United Continental Holdings, Inc. *	4,345	135,955
		267,203
Breweries - 1.0%
Anheuser-Busch InBev NV - ADR	1,562	140,986
Building Materials - 0.9%
Builders FirstSource, Inc. *	21,310	127,434
Cable/Satellite TV - 3.2%
Comcast Corporation	3,736	148,207
Liberty Global PLC *	2,148	145,828
Liberty Media Corporation *	1,212	153,633
		447,668
Chemical Manufacturing - 2.1%
Cytec Industries, Inc.	2,075	151,994
LyondellBasell Industries NV	2,240	148,422
		300,416
Coffee & Tea Manufacturing - 1.1%
Green Mountain Coffee Roasters, Inc. *	2,048	153,723
Commercial Banks - 5.3%
Bank Of America Corporation	11,163	143,556
Central Pacific Financial Corporation *	7,945	143,010
Citigroup, Inc.	2,918	139,977
First Bancorp	24,883	176,172
JP Morgan Chase & Co.	2,799	147,759
		750,474
Commericial Finance Services - 3.2%
FleetCor Technologies, Inc. *	1,797	146,096
Mastercard, Inc.	525	301,613
		447,709
Communications Equipment Manufacturing - 1.1%
Motorola Solutions, Inc.	2,598	149,983
Computer and Peripheral Equipment Manufacturing - 6.9%
Apple, Inc.	1,334	528,371
Hewlett-Packard Company	6,006	148,949
Immersion Corporation *	10,492	139,019
NCR Corporation *	4,734	156,174
		972,513
Data Processing, Hosting, and Related Services - 1.0%
Citrix Systems, Inc. *	2,346	141,534
Department Stores - 0.7%
Sears Holdings Corporation *	2,201	92,618
Electronic Components - 1.0%
TE Connectivity, Ltd.	3,236	147,367
Health Care Facilities - 1.0%
HealthSouth Corporation *	4,882	140,602
Home Builders - 1.5%
DR Horton, Inc.	5,740	122,147
NVR, Inc. *	101	93,122
		215,269
Hospitals - 2.0%
HCA Holdings, Inc.	7,879	284,117
Household Products - 1.0%
Procter & Gamble Company	1,897	146,050
Insurance - 9.7%
American International Group, Inc. *	13,879	620,391
Aon PLC	2,288	147,233
Arch Capital Group, Ltd. *	2,845	146,261
Berkshire Hathaway, Inc. *	1,316	147,287
CNO Financial Group, Inc.	12,848	166,510
Markel Corporation *	282	148,600
		1,376,282
Internet - 5.4%
Equinix, Inc. *	746	137,801
Google, Inc. *	339	298,446
Pandora Media, Inc. *	9,698	178,443
Yahoo!, Inc. *	5,667	142,298
		756,988

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. *	1,141	316,844
ValueVision Media, Inc. *	33,474	171,052
		487,896
Investment Companies - 1.0%
Oaktree Capital Group LLC	2,791	146,667
Medical Equipment and Supplies - 1.0%
Teleflex Incorporated	1,907	147,773
Motion Picture and Video Production - 2.0%
Time Warner, Inc.	4,964	287,019
Newspaper Publishers - 3.1%
News Corporation	13,459	438,763
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corporation	1,191	140,943
Enterprise Products Partners L.P.	2,358	146,550
Goodrich Petroleum Corporation *	11,200	143,360
Marathon Petroleum Corporation	1,813	128,832
Pioneer Natural Resources Co.	1,037	150,106
Plains All American Pipeline L.P.	2,553	142,483
SandRidge Energy, Inc. *	28,989	137,987
Valero Energy Corporation	3,711	129,031
Western Refining, Inc.	4,751	133,361
		1,252,653
Pharmaceutical and Biomedical Manufacturing - 5.6%
BioMarin Pharmaceutical, Inc. *	2,271	126,699
Gilead Sciences, Inc. *	4,488	229,831
Johnson & Johnson	1,712	146,992
Pfizer, Inc.	5,129	143,663
Teva Pharmaceutical Industries Ltd. - ADR	3,781	148,215
		795,400
Rail Transportation- 1.9%
Canadian Pacific Railway, Ltd.	2,248	272,862
Retail - 3.1%
Home Depot, Inc.	1,868	144,714
Lowe's Companies, Inc.	3,498	143,068
PetSmart, Inc.	2,124	142,287
		430,069
Semiconductors - 3.1%
MagnaChip Semiconductor Corporation *	8,350	152,554
QUALCOMM, Inc.	4,672	285,366
		437,920
Telecommunications - 1.5%
Clearwire Corporation *	43,653	217,392
Television Broadcasting - 1.0%
CBS Corporation	2,924	142,896
Thrirfts & Mortgage Finance- 0.9%
Nationstar Mortgage Holdings, Inc. *	3,483	130,404
Tobacco Manufacturing - 1.9%
Philip Morris International, Inc.	3,167	274,326
Utility System Construction - 1.1%
MasTec, Inc. *	4,641	152,689
Waste Treatment and Disposal - 1.1%
Stericycle, Inc. *	1,342	148,197
Water Transportation - 0.9%
Golar LNG, Ltd.	4,164	132,790
TOTAL COMMON STOCKS (Cost $12,672,442)		13,106,248

PREFERRED STOCKS - 0.9%
Banks - 0.9%
Itau Unibanco Holding SA	9,331	120,557
TOTAL PREFERRED STOCKS (Cost $141,971)		120,557

EXCHANGE TRADED FUNDS - 2.1%
Financial Select Sector SPDR	7,575	147,637
iShares Trust Russell 2000 ETF	1,525	148,169
TOTAL EXCHANGE TRADED FUNDS (Cost $300,998)		295,806

REAL ESTATE INVESTMENT TRUSTS - 4.2%
Colony Financial, Inc.	6,677	132,805
Simon Property Group, Inc.	2,942	464,601
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $640,793)		597,406

MONEY MARKET FUNDS - 0.1%
STIT - Liquid Assets Portfolio, 0.089% (a)	13,575	13,575
TOTAL MONEY MARKET FUNDS (Cost $13,575)		13,575

Total Investments (Cost $13,769,779) - 100.0%		14,133,592
Liabilities in Excess of Other Assets - 0.0%		(1,191)
TOTAL NET ASSETS - 100.0%		$14,132,401

Percentages are stated as a percent of net assets.

*	Non-income producing security
(a)	Annualized seven-day yield as of June 30, 2013
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$13,769,779
Gross unrealized appreciation	817,230
Gross unrealized depreciation	(453,417)
Net unrealized appreciation	$363,813

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,106,248	$-	$-	$13,106,248
Preferred Stocks	120,557	-	-	120,557
Real Estate Investment Trusts	597,406	-	-	597,406
Exchange Traded Funds	295,806	-	-	295,806
Money Market Funds	13,575	-	-	13,575
Total Investments in Securities	$14,133,592	$-	$-	$14,133,592

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Michael A. Castino
Michael A. Castino, President

Date             8/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael A. Castino
Michael A. Castino, President

Date              8/26/2013

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, Treasurer

Date             8/26/2013

* Print the name and title of each signing officer under his or her signature.